DERIVATIVE LIABILITIES (Details 1) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Sep. 30, 2018	Sep. 30, 2017
Derivative Liabilities Details 1Abstract
Fair value as of September 30, 2018
Additions
Debt discount charged to derivative			36,000
Financing cost charged to derivative			18,954
Change in fair value	$ (185,796)		(27,774)			$ (24,625)
Fair value as of December 31, 2018	$ 27,180		$ 27,180